Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	$ 6,730	$ 9,500
Other current financial liabilities	1,825,130	1,408,407
Derivative instruments	9	1,036
Other non-current financial liabilities	3,837,706	4,781,833
Financial liabilities at fair value through profit or loss [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	6,202
Other current financial liabilities	3,240
Total Current	9,442	2,047
Derivative instruments		1,036
Total Non-Current		1,036
Total	9,442	3,083
Financial liabilities measured at amortized cost [member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	1,815,160	1,478,831
Commercial accounts and other accounts payable, Current	4,649,782	4,218,250
Other current financial liabilities	51,495
Total Current	6,516,437	5,697,081
Interest-bearing loans	3,837,697	4,889,422
Commercial accounts and other accounts payable	2,205,194	2,334,556
Other non-current financial liabilities	91,070
Total Non-Current	6,133,961	7,223,978
Total	12,650,398	12,921,059
Hedging financial derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	528
Total Current	528	9,173
Derivative instruments	9
Total Non-Current	9
Total	$ 537	$ 9,173